Derivative financial instruments - Hedged forecast cash flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	£ 2,599	£ 2,671
Forecast payable cash flows	0	0
Up to one year [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	685	484
Forecast payable cash flows	0	0
One to two years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	717	584
Forecast payable cash flows	0	0
Two to three years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	536	561
Forecast payable cash flows	0	0
Three to four years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	346	416
Forecast payable cash flows	0	0
Four to five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	200	305
Forecast payable cash flows	0	0
More than five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	115	321
Forecast payable cash flows	£ 0	£ 0